Debt Disclosure (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Summary of Bank Borrowings

Bank borrowings are as follows as of the respective balance sheet dates:

	December 31,
	2016	2017
	RMB	RMB	US$
Short-term bank borrowings	1,683,676	50,000	7,685
Long-term bank borrowings, current portion	39,303	70,289	10,803

	1,722,979	120,289	18,488
Long-term bank borrowings, non-current portion	268,221	187,638	28,839

Total bank borrowings	1,991,200	307,927	47,327

Secured or Guaranteed Short Term Bank Borrowings

Bank borrowings as of December 31, 2016 and 2017 were secured/guaranteed by the following:

December 31, 2016

Short-term bank borrowings	Secured/guaranteed by
(RMB)
1,520,000	Guaranteed by restricted cash of RMB1,751,055.
20,000	Guaranteed by noncontrolling shareholder of Aipu Group
143,676	Unsecured borrowings.

1,683,676

Long-term bank and other borrowings (including current portion)	Secured/guaranteed by
(RMB)
1,600	Secured by a subsidiary’s building with net book value of RMB7,938 (Note 8).
13,817	Secured by a subsidiary’s computer and network equipment with net book value of RMB31,506 (Note 8).
164,000	Secured by a subsidiary’s construction-in-progress and land use rights with net book value of RMB318,259 and RMB17,232, respectively (Note 8/Note 10).
128,107	Unsecured borrowings.

307,524

December 31, 2017 Short-term bank borrowings	Secured/guaranteed by
(RMB)
50,000	Secured by restricted cash of RMB50,809 (US$7,809).

50,000

Long-term bank borrowings (including current portion)	Secured/guaranteed by
(RMB)
158,000	Secured by a subsidiary’s fixed assets and land-use right with net book value of RMB344,932 (US$53,015) and RMB16,818 (US$2,585), respectively (Note 8/Note 10).
99,927	Unsecured borrowings

257,927

Repayments of Principal Amounts of Long-Term Borrowings, Including Bonds Payable, Bank and Other Borrowings

The following table summarizes the aggregate required repayments of the principal amounts of the Company’s long-term borrowings, including the bonds payable and bank borrowings (Note 13) in the succeeding five years and thereafter:

	RMB	US$
For the years ending December 31,
2018	120,289	18,488
2019	75,638	11,625
2020	1,992,760	306,281
2021	39,000	5,994
2022 thereafter	40,500	6,225